Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Accrued advertising expense	¥ 1,244,782		¥ 1,529,746
Accrued shipping and handling expenses	1,438,818		1,597,573
Accrued payroll and social benefits	662,376		581,769
Deposits from vendors	508,298		397,018
Income tax payables	662,331		673,282
Other tax payables (Note a)	689,681		691,919
Accrued rental expenses	116,167		113,773
Accrued administrative expenses	470,494		378,536
Amounts received on behalf of third-party merchants (Note b)	1,197,209		1,175,618
Refund liability (Note c)	369,853		271,732
Others	298,668		286,030
Total	¥ 7,658,677	$ 1,201,814	¥ 7,696,996
Period of unconditional right of return	7 days